DISPOSAL OF CHAOYANG SEAMLESS (Tables)	12 Months Ended
Dec. 31, 2012
DISPOSAL OF CHAOYANG SEAMLESS
Schedule of carrying amounts of the major classes of assets and liabilities held for sale

As of December 31, 2011
Cash	$18
Restricted cash	6,110
Other current assets	10,343
Property, plant and equipment, net	2,918
Land use rights	286
Goodwill	450
Other non-current assets	189
Total assets held for sale	$20,314

Borrowings	$14,442
Other payables and accrued liabilities	33,117
Total liabilities held for sale	$47,559